UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 - June 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name: The Bond Fund of America Reporting Period: July 01, 2010 - June 30, 2011

AMERICAN MEDIA OPERATIONS, INC.
	Ticker	Security ID:	Meeting Date		Meeting Status
	ENQ	CUSIP 02744RAT4	11/15/2010		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	TO ACCEPT THE PLAN	Mgmt	N/A	For	N/A

Cooper-Standard Holdings Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	COSH	CUSIP 21676P103	05/10/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Orlando Bustos	Mgmt	For	For	For
	1.2	Elect Larry Jutte	Mgmt	For	For	For
	1.3	Elect Jeffrey Kirt	Mgmt	For	For	For
	1.4	Elect David Mastrocola	Mgmt	For	For	For
	1.5	Elect James McElya	Mgmt	For	For	For
	1.6	Elect Stephen Van Oss	Mgmt	For	For	For
	1.7	Elect Kenneth Way	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	3 Years	For

Hawaiian Telcom Holdco, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	HWLT	CUSIP 420031106	05/13/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Richard Jalkut	Mgmt	For	For	For
	1.2	Elect Kurt Cellar	Mgmt	For	For	For
	1.3	Elect Walter Dods, Jr.	Mgmt	For	For	For
	1.4	Elect Warren Haruki	Mgmt	For	For	For
	1.5	Elect Steven Oldham	Mgmt	For	For	For
	1.6	Elect Bernard Phillips	Mgmt	For	For	For
	1.7	Elect Eric Yeaman	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	3 Years	For
	4	Ratification of Auditor	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA
(Registrant)

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 26, 2011